Income Taxes (Details 2) (CAD)	Dec. 31, 2012	Dec. 31, 2010
Income Taxes Details 2
2014	212,000
2015	211,000
2026	336,000
2027	429,000
2028	422,000
2029
2030	217,000
2031	146,000
2032	64,000
Total	2,037,000	1,974,000